FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	PREFERRED STOCKS — 1.8%
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
11,000	Armada Hoffler Properties, Inc.				$ 296,230
12,500	Hersha Hospitality Trust - Series E				309,250
					605,480
	SPECIALTY FINANCE - 0.8%
18,000	Annaly Capital Management, Inc. - Series F(a)				465,120

	TOTAL PREFERRED STOCKS (Cost $983,990)				1,070,600

Shares					Fair Value
	PRIVATE INVESTMENT FUNDS — 8.8%
	REAL ESTATE FUND - 8.8%
24	CRIMSON PE BS, LLC,(c),(d)				621,000
94	CRIMSON PE LB, LLC,(c),(d)				2,561,500
16	CRIMSON PE PP, LLC(b),(c),(d)				400,000
60	CRIMSON PE SH, LLC,(c),(d)				1,578,750
					5,161,250

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,850,000)				5,161,250

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.4%
	AGENCY CMBS — 2.1%
1,040,000	Freddie Mac Multifamily Structured Credit Risk(e),(f)	SOFR30A + 7.750%	7.8000	01/25/51	1,247,570

	NON AGENCY CMBS — 69.3%
1,900,000	BCP Trust 2021-330N(e),(f)	US0001M + 4.634%	4.7180	06/15/38	1,895,611
2,500,000	BSREP Commercial Mortgage Trust 2021-DC(e),(f)	US0001M + 3.850%	3.9340	08/15/38	2,513,120
4,000,000	BX Commercial Mortgage Trust 2021-SOAR(e),(f)	US0001M + 3.750%	3.8340	06/15/38	4,015,430
2,000,000	BX Commercial Mortgage Trust 2021-VINO(e),(f)	US0001M + 3.952%	4.0360	05/15/38	2,029,929
1,315,000	CGDB Commercial Mortgage Trust 2019-MOB(e),(f)	US0001M + 2.550%	2.6340	11/15/36	1,302,922
2,000,000	CIM Retail Portfolio Trust 2021-RETL(e),(f)	US0001M + 3.750%	3.8340	08/15/36	2,008,104
1,500,000	CSMC 2020-TMIC(e),(f)	US0001M + 6.750%	7.0000	12/15/35	1,550,190
3,000,000	CSMC 2021-BPNY(e),(f)	US0001M + 3.714%	3.7980	08/15/23	3,003,846

FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.4% (Continued)
	NON AGENCY CMBS — 69.3% (Continued)
4,653,175	CSMC 2021-WEHO(e),(f),(h)	US0001M + 3.969%	4.0530	04/15/23	$ 4,664,862
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(a),(e),(h)		5.0990	01/10/34	5,887,428
2,089,131	Extended Stay America Trust Series 2021-ESH E(e),(f),(h)	US0001M + 2.850%	2.9340	07/15/38	2,116,114
2,884,991	Extended Stay America Trust 2021-ESH Series 2021-ESH F(e),(f),(h)	US0001M + 3.700%	3.7840	07/15/38	2,928,102
2,500,000	Great Wolf Trust 2019-WOLF(e),(f),(h)	US0001M + 3.131%	3.2150	12/15/36	2,456,848
2,000,000	MBRT 2019-MBR(e),(f)	US0001M + 4.000%	4.0840	11/15/36	1,998,533
2,000,000	STWD Trust 2021-FLWR(e),(f)	US0001M + 1.924%	2.0080	07/15/36	2,003,240
					40,374,279
	TOTAL ASSET BACKED SECURITIES (Cost $41,175,539)				41,621,849

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
	Collateralized Mortgage Backed Securities — 10.9%
3,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(e),(f)	US0001M + 5.500%	5.5860	10/15/49	3,049,200
1,500,000	Multifamily Connecticut Avenue Securities Trust(e),(f)	US0001M + 8.750%	8.8360	10/15/49	1,624,916
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01 CE(e),(f)	US0001M + 7.500%	7.5860	03/25/50	1,656,113
					6,330,229
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,798,456)				6,330,229

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	LOANS — 23.1%
	MEZZANINE LOAN — 23.1%
7,406,050	Bruckner Mezzanine Loan		11.6500	03/31/24	7,406,050
1,938,110	FCREIF EASTLAKE THORNTON, LLC		10.3500	09/27/22	1,938,110
1,578,832	FCREIF NIMBUS EVERETT		12.0000	08/31/23	1,578,832
1,956,959	ROYAL URBAN RENWAL, LLC LOAN		12.0000	10/01/24	1,956,959
614,952	TRENT DEVELOPMENT - KERF APARTMENTS LOAN		12.0000	09/23/23	614,952
					13,494,903
	TOTAL LOANS (Cost $13,495,300)				13,494,903

FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS - 4.9%
2,860,595	UMB Money Market Fiduciary, Institutional Class, 0.01% (Cost $2,860,595)(g)	$ 2,860,595

	TOTAL INVESTMENTS - 120.9% (Cost $69,163,880)	$ 70,539,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.9)%	(12,210,207)
	NET ASSETS - 100.0%	$ 58,329,219

Shares		Fair Value
	REPURCHASE AGREEMENTS — -19.2%
	REPURCHASE AGREEMENTS - -19.2%
(3,343,000)	LP Reverse Repo ARCP 10/14/2021 1.3831%	$ (3,343,000)
(1,977,000)	LP Reverse Repo ESAF 10/14/2021 1.2831%	(1,977,000)
(1,487,000)	LP Reverse Repo ESA 10/14/2021 1.0831%	(1,487,000)
(2,894,000)	RBC Reverse Repo CSMC 10/29/2021 1.5796%	(2,894,000)
(1,493,000)	RBC Reverse Repo GWT 11/12/2021 1.5728%	(1,493,000)
		(11,194,000)

	TOTAL REPURCHASE AGREEMENTS (Cost $(11,194,000))	(11,194,000)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $11,194,000)	$ (11,194,000)

PORTFOLIO COMPOSITION AS OF SEPTEMBER 30, 2021

Types of Holdings	% of Net Assets
Asset Backed Securities	71.4%
Loans	23.1%
Collateralized Mortgage Obligations	10.9%
Private Investment Funds	8.8%
Short-Term Investments	4.9%
Preferred Stocks	1.8%
Liabilities in Excess of Other Assets	(20.9)%
	100.0%

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on September 30, 2021.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $5,161,250, representing 8.80% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 47,952,078 or 82.2% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(h)	This security has been pledged as collateral for securities sold under agreements to repurchase.